SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Rule 8-03 of Article 8 of Regulations S-X.  Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.  In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the results of operations for the periods presented have been included.  Operating results for the three and nine months ended September 30, 2016 and 2015, are not necessarily indicative of the results that may be expected for the fiscal year. The balance sheet at December 31, 2015, has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by GAAP for complete financial statements.

The accompanying consolidated financial statements are prepared in conformity with U.S. generally accepted accounting principles ("GAAP") in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC").

Use of Estimates
Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported results of operations during the reporting period. Examples of significant estimates include allowance for doubtful accounts, deferred tax valuation allowance, fair value of employee and nonemployee stock based awards, valuation of goodwill and other long-lived assets, and cash flow projections. Actual results could differ materially from those estimates.

The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported results of operations during the reporting period. Examples of significant estimates include allowance for doubtful accounts, contractual allowances for Medicaid, Medicare, and managed care reimbursements, deferred tax valuation allowance, fair value of derivative instruments, fair value of employee and nonemployee stock based awards, fair value estimation methods used to determine the assigned fair value of assets and liabilities acquired in acquisitions, valuation of goodwill and other long-lived assets, and cash flow projections. Actual results could differ materially from those estimates.

Principles of Consolidation
The consolidated financial statements include the Company's majority owned and controlled subsidiaries. All intercompany transactions and balances have been eliminated through consolidation. For subsidiaries that are not wholly owned by the Company, the portions not controlled by the Company are presented as non-controlling interests in the consolidated financial statements.
Arrangements with other business enterprises are evaluated, and those in which AdCare is determined to have controlling financial interest are consolidated. Guidance is provided by FASB ASC Topic 810-10, Consolidation—Overall, which includes consolidation of business enterprises to which the usual condition of consolidation (ownership of a majority voting interest) does not apply. This guidance includes controlling financial interests that may be achieved through arrangements that do not involve voting interests. In absences of clear control through voting interests, a company's exposure (variable interest) to the economic risks and potential rewards from the variable interest entity's assets and activities are the best evidence of control. If an enterprise holds the power to direct and right to receive benefits of an entity, it would be considered the primary beneficiary. The primary beneficiary is required to consolidate the assets, liabilities and results of operations of the variable interest entity in its financial statements.
The Company has evaluated and concluded that as of December 31, 2015, they have no relationship with a variable interest entity ("VIE") in which they are the primary beneficiary required to consolidate the entity.

Reclassification, Policy [Policy Text Block]
Reclassifications

Certain items previously reported in the consolidated financial statement captions have been reclassified to conform to the current financial statement presentation with no effect on the Company’s consolidated financial position or results of operations. These reclassifications did not affect total assets, total liabilities or stockholders’deficit. Reclassifications were made to the Consolidated Statements of Operations and Consolidated Statements of Cash Flows for the three and nine months ended September 30, 2015, to reflect the same facilities in discontinued operations for both periods presented.
Certain reclassifications have been made to the 2014 financial information to conform to the 2015 presentation with no effect on the Company's consolidated financial position or results of operations. These reclassifications did not affect total assets, total liabilities, or stockholders' equity. Reclassifications were made to the Balance Sheet as of December 31, 2014 and the consolidated statements of operations and consolidated statements of cash flows for the year ended December 31, 2014 to reflect the same facilities in discontinued operations for both periods presented.

Cash and Cash Equivalents
The Company considers all unrestricted short-term investments with original maturities less than three months, which are readily convertible into cash, to be cash equivalents. Certain cash, cash equivalents and investment amounts are restricted for specific purposes such as mortgage escrow requirements, reserves for capital expenditures on United States Housing and Urban Development ("HUD") insured facilities and collateral for other debt obligations.

Revenue Recognition
Revenue Recognition and Allowances
Rental Revenues. The Company’s triple-net leases provide for periodic and determinable increases in rent. The Company recognizes rental revenues under these leases on a straight-line basis over the applicable lease term when collectibility is reasonably assured. Recognizing rental income on a straight-line basis generally results in recognized revenues during the first half of a lease term exceeding the cash amounts contractually due from our tenants, creating a straight-line rent receivable that is included in other assets on our consolidated balance sheets. Rent revenues for the Arkansas Facilities previously leased by the Company (see Note 16 - Subsequent Events) and two facilities in Georgia are recorded on a cash basis.

Management Fee Revenues and Other Revenues. The Company recognizes management fee revenues as services are provided. Further, the Company recognizes interest income from lease inducement receivables as other revenues.

Allowances. The Company assesses the collectibility of our rent receivables, including straight-line rent receivables. The Company bases its assessment of the collectibility of rent receivables on several factors including payment history, the financial strength of the tenant and any guarantors, the value of the underlying collateral, and current economic conditions. If the Company’s evaluation of these factors indicates it is probable that the Company will be unable to receive the rent payments, then the Company provides an allowance against the recognized rent receivable asset for the portion that we estimate may not be recovered. If the Company changes its assumptions or estimates regarding the collectibility of future rent payments required by a lease, then the Company may adjust its reserve to increase or reduce the rental revenue recognized in the period the Company makes such change in its assumptions or estimates.

As of September 30, 2016 and December 31, 2015, the Company allowed for approximately $10.3 million and $12.5 million, respectively, of gross patient care related receivables arising from our legacy operations. Allowance for patient care receivables are estimated based on an aged bucket method as well as additional analyses of remaining balances incorporating different payor types. Any changes in patient care receivable allowances are recognized as a component of discontinued operations. All patient care receivables exceeding 365 days are fully allowed at September 30, 2016 and December 31, 2015.

Triple-Net Leased Properties. The Company's triple-net leases provide for periodic and determinable increases in rent. The Company recognizes rental revenues under these leases on a straight-line basis over the applicable lease term when collectibility is reasonably assured. Recognizing rental income on a straight-line basis generally results in recognized revenues during the first half of a lease term exceeding the cash amounts contractually due from our tenants, creating a straight-line rent receivable that is included in other assets on our consolidated balance sheets.

Management Fee Revenue and Other. The Company recognizes management fee revenues as services are provided. Further, the Company recognizes interest income from lease inducements receivables and loans made to tenants.

Allowances. The Company assesses the collectibility of our rent receivables, including straight-line rent receivables. The Company bases its assessment of the collectibility of rent receivables on several factors, including, payment history, the financial strength of the tenant and any guarantors, the value of the underlying collateral, and current economic conditions. If the Company's evaluation of these factors indicates it is probable that the Company will be unable to receive the rent payments, the Company provides a reserve against the recognized straight-line rent receivable asset for the portion that we estimate may not be recovered. If the Company changes its assumptions or estimates regarding the collectibility of future rent payments required by a lease, the Company may adjust its reserve to increase or reduce the rental revenue recognized in the period the Company makes such change in its assumptions or estimates.

At December 31, 2015, the Company allowed for approximately $12.5 million on approximately $20.9 million of gross patient care related receivables primarily from our operations before completion of our Transition. Allowance for patient care receivables are estimated based on an aged bucket method incorporating different payor types. All patient care receivables exceeding 365 days are fully allowed at December 31, 2015. The increase in the reserves for patient care is primarily included in discontinued operations.

Concentrations of Credit Risk and Market Concentration Risk
Financial instruments which potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, restricted investments, accounts receivable and straight-line rent receivable. Cash and cash equivalents, restricted cash and restricted investments are held with various financial institutions. From time to time, these balances exceed the federally insured limits. These balances are maintained with high quality financial institutions which management believes limits the risk.
Accounts receivable are recorded at net realizable value. The Company performs ongoing evaluations of its tenants and significant third-party payors with which they contract, and generally does not require collateral. The Company maintains an allowance for doubtful accounts which management believes is sufficient to cover potential losses. Delinquent accounts receivable are charged against the allowance for doubtful accounts once likelihood of collection has been determined. Accounts receivable are considered to be past due and placed on delinquent status based upon contractual terms, how frequently payments are received, and on an individual account basis.

Property and Equipment
Property and equipment are stated at cost. Expenditures for major improvements are capitalized. Depreciation commences when the assets are placed in service. Maintenance and repairs which do not improve or extend the life of the respective assets are charged to expense as incurred. Upon disposal of assets, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is recorded. Depreciation is recorded on a straight-line basis over the estimated useful lives of the respective assets. Property and equipment also includes bed license intangibles for states other than Ohio (where the building and bed license are deemed complimentary assets) and are amortized over the life of the building. The Company reviews property and equipment for potential impairment whenever events or changes in circumstances indicate that the carrying amounts of assets may not be recoverable.

Leases and Leasehold Improvements
The Company leases certain facilities and equipment for use in its day-to-day operations. At the inception of each lease, the Company performs an evaluation to determine whether the lease should be classified as an operating lease or capital lease. As of December 31, 2015, all of the Company's leased facilities are accounted for as operating leases. For operating leases that contain scheduled rent increases, the Company records rent expense on a straight-line basis over the term of the lease. The lease term is also used to provide the basis for establishing depreciable lives for leasehold improvements.

Intangible Assets and Goodwill
Intangible assets consist of finite lived and indefinite lived intangibles. The Company's finite lived intangibles include lease rights and certain certificate of need ("CON") and bed licenses that are not separable from the associated buildings. Finite lived intangibles are amortized over their estimated useful lives. For the Company's lease related intangibles, the estimated useful life is based on the terms of the underlying facility leases averaging approximately ten years. For the Company's CON/bed licenses that are not separable from the buildings, the estimated useful life is based on the building life when acquired with an average estimated useful life of approximately 32 years. The Company evaluates the recoverability of the finite lived intangibles whenever an impairment indicator is present.
The Company's indefinite lived intangibles consist primarily of values assigned to CON/bed licenses that are separable from the buildings. The Company does not amortize goodwill or indefinite lived intangibles. On an annual basis, the Company evaluates the recoverability of the indefinite lived intangibles and goodwill by performing an impairment test. The Company performs its annual test for impairment during the fourth quarter of each year. For the year ended December 31, 2015, the test results indicated no impairment necessary.

Deferred Financing Costs
The Company records deferred financing costs associated with debt obligations as an asset. Costs are amortized over the term of the related debt using the straight-line method and are reflected as interest expense. The straight-line method yields results substantially similar to those that would be produced under the effective interest rate method.

Income Taxes and Uncertain Tax Positions
Deferred tax assets or liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that included the enactment date. Deferred tax assets are also recognized for the future tax benefits from net operating loss and other carry forwards. Valuation allowances are recorded for deferred tax assets when the recoverability of such assets is not deemed more likely than not.
Judgment is required in evaluating uncertain tax positions. The Company determines whether it is more likely than not that a tax position will be sustained upon examination. If a tax position meets the more-likely-than-not recognition threshold it is measured to determine the amount of benefit to recognize in the financial statements. The Company classifies unrecognized tax benefits that are not expected to result in payment or receipt of cash within one year as non-current liabilities in the consolidated balance sheets. The Company is subject to income taxes in the U.S. and numerous state and local jurisdictions. In general, the Company's tax returns filed for the 1998 through 2015 tax years are still subject to potential examination by taxing authorities.
In early 2014, the Internal Revenue Service ("IRS") initiated an examination of the Company's income tax return for the 2011 income tax year. On May 7, 2014, the IRS completed and closed the examination and no changes were required to the Company's 2011 income tax return.
In October 2014, the Georgia Department of Revenue ("GDOR") initiated an examination of the Company's Georgia income tax returns and net worth returns for the 2010, 2011, 2012, and 2013 tax years. To date, the GDOR has not proposed any adjustments.
The Company is not currently under examination by any other major income tax jurisdiction.

Stock Based Compensation
The Company follows the provisions of ASC topic 718 “Compensation - Stock Compensation”, which requires the use of the fair-value based method to determine compensation for all arrangements under which employees, non-employees, and others receive shares of stock or equity instruments (options, warrants or restricted shares).  All awards are amortized on a straight-line basis over their vesting terms.

Fair Value Measurements and Financial Instruments
Fair Value Measurements and Financial Instruments
Accounting guidance establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The categorization of a measurement within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:
Level 1—     Quoted market prices in active markets for identical assets or liabilities
Level 2—     Other observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3—     Significant unobservable inputs
The respective carrying value of certain financial instruments of the Company approximates their fair value. These instruments include cash and cash equivalents, restricted cash and investments, accounts receivable, notes receivable, and accounts payable. Fair values were assumed to approximate carrying values for these financial instruments since they are short-term in nature and their carrying amounts approximate fair values, they are receivable or payable on demand, or the interest rates earned and/or paid approximate current market rates.

Accounting guidance establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The categorization of a measurement within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:
Level 1—     Quoted market prices in active markets for identical assets or liabilities
Level 2—     Other observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3—     Significant unobservable inputs
The respective carrying value of certain financial instruments of the Company approximates their fair value. These instruments include cash and cash equivalents, restricted cash and investments, accounts receivable, notes receivable, and accounts payable. Fair values were assumed to approximate carrying values for these financial instruments since they are short-term in nature and their carrying amounts approximate fair values, they are receivable or payable on demand, or the interest rates earned and/or paid approximate current market rates.

Self-Insurance
The Company was self-insured for employee medical claims (in all states except for Oklahoma, where the Company participates in the Oklahoma state subsidy program) and had a large deductible workers' compensation plan (in all states except for Ohio, where workers' compensation is covered under a premium-only policy provided by the Ohio Bureau of Workers' Compensation). Additionally, the Company maintains insurance programs, including general and professional liability, property, casualty, directors' and officers' liability, crime, automobile, employment practices liability and earthquake and flood.
In 2015, the insurance program changed with the needs of the company and the transition of operations. The Workers Compensation transitioned from a high deductible to a guaranteed cost program in February 2015. Professional liability insurance was provided to facilities operations up until the date of transfer when new operators insurance substituted for new claims. Claims which were associated with prior operations of the company but not reported as of the transition date were self-insured.
The Company's prior facility operations subject it to certain liability risks which may result in malpractice claims being asserted against the Company if its services are alleged to have resulted in patient injury or other adverse effects. The Company is self-insured with respect to such claims (see Note 8 - Accrued Expenses).
The company maintains a running self-insurance reserve accrual based on outstanding claims obtained from quarterly loss runs provided by the carrier.
As of December 31, 2015, claims incurred but not reported or unsettled claims for the legacy self-insured employee medical plan and the large deductible workers' compensation plan are recognized as a liability in the consolidated financial statements.

Recently Issued Accounting Pronouncements
Recent Accounting Pronouncements
Except for rules and interpretive releases of the SEC under authority of federal securities laws, the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the sole source of authoritative GAAP literature recognized by the FASB and applicable to the Company. The Company has reviewed the FASB accounting pronouncements and Accounting Standards Update ("ASU") interpretations that have effectiveness dates during the periods reported and in future periods.

In May 2014, the FASB issued ASU 2014-09 guidance which requires revenue to be recognized in an amount that reflects the consideration expected to be received in exchange for those goods and services. The new standard requires the disclosure of sufficient quantitative and qualitative information for financial statement users to understand the nature, amount, timing and uncertainty of revenue and associated cash flows arising from contracts with customers. The new guidance does not affect the recognition of revenue from leases. In August 2015, the FASB delayed the effective date of the new revenue standard by one year. Identifying performance obligations and licensing (ASU 2016-10) and narrow scope improvements (ASU 2016-12) were issued in April and May 2016 respectively. This new revenue standard is effective for annual reporting periods beginning after December 15, 2017, including interim periods within those reporting periods. Early application is permitted under the original effective date of fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The Company is currently evaluating the impact on the Company’s financial position and results of operations and related disclosures.

In August 2014, the FASB issued ASU 2014-15, which provides guidance regarding an entity’s ability to continue as a going concern, which requires management to assess a company’s ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. Before this new standard, there was minimal guidance in GAAP specific to going concern. Under the new standard, disclosures are required when conditions give rise to substantial doubt about a company’s ability to continue as a going concern within one year from the financial statement issuance date. The guidance is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period, with early adoption permitted. The Company has concluded that changes in its accounting required by this new guidance will not materially impact the Company’s financial position or results of operations and related disclosures.

In February 2015, the FASB issued ASU 2015-02, which changes the way reporting enterprises evaluate whether (i) they should consolidate limited partnerships and similar entities, (ii) fees paid to a decision maker or service provider are variable interests in a variable interest entity (“VIE”), and (iii) variable interests in a VIE held by related parties of the reporting enterprise require the reporting enterprise to consolidate the VIE. It also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. This consolidation guidance is effective for public business entities for annual and interim periods beginning after December 15, 2015. The adoption of this guidance did not have a material impact on the Company’s consolidated financial condition, results of operations or cash flows.

In April 2015, the FASB issued ASU 2015-03, which requires debt issuance costs to be presented as a direct reduction from the carrying amount of the debt liability, consistent with the presentation of debt discounts. The amortization of debt issuance costs will be reported as interest expense. The new standard is to be applied on a retrospective basis and reported as a change in an accounting principle. In August 2015, the FASB released clarifying guidance for debt issuance costs related to line-of-credit arrangements, which permits debt issuance costs to be presented as an asset, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. Debt issuance costs associated with a line of credit can be amortized ratably over the term of the line-of-credit arrangement. This standard is effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. Early adoption is permitted for financial statements that have not been previously issued. The Company adopted this standard in the first quarter of 2016 and has retroactively applied it to the December 31, 2015 balance sheet presentation. This change represents a change in accounting principle. The amount of deferred financing costs reclassified against long-term debt was $2.5 million and $2.7 million for March 31, 2016 and December 31, 2015, respectively. The adoption did not materially impact the Company’s results of operations and related disclosures.

In September 2015, the FASB issued ASU 2015-16, which requires that an acquirer in a business combination recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. Under this guidance the acquirer recognizes, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. New disclosures are required to present separately on the face of the income statement or disclose in the notes the portion of the amount recognized in current-period earnings by line item that would have been recognized in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. This guidance is effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. At adoption, the new guidance is to be applied prospectively to adjustments to provisional amounts that occur after the effective date with earlier application permitted for financial statements that have not been issued. The adoption of this guidance did not have a material impact on the Company’s consolidated financial condition, results of operations or cash flows.

In January 2016, the FASB issued ASU 2016-01, which provides revised accounting guidance related to the accounting for and reporting of financial instruments. This guidance significantly revises an entity’s accounting related to (i) the classification and measurement of investments in equity securities and (ii) the presentation of certain fair value changes for financial liabilities measured at fair value. It also amends certain disclosure requirements associated with the fair value of financial instruments. The ASU is effective for annual periods and interim periods within those annual periods beginning after December 15, 2017; earlier adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial condition, results of operations or cash flows.

In February 2016, the FASB issued ASU 2016-02, as a comprehensive new leases standard that amends various aspects of existing guidance for leases and requires additional disclosures about leasing arrangements. It will require companies to recognize lease assets and lease liabilities by lessees for those leases classified as operating leases under previous guidance, ASC 840, Leases. ASU 2016-02 creates a new Topic, ASC 842, Leases. This new Topic retains a distinction between finance leases and operating leases. The classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous leases guidance. The ASU is effective for annual periods beginning after December 15, 2018, including interim periods within those fiscal years; earlier adoption is permitted. In the financial statements in which the ASU is first applied, leases shall be measured and recognized at the beginning of the earliest comparative period presented with an adjustment to equity. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial condition, results of operations and cash flows.

In March 2016, the FASB issued ASU 2016-09, with the intention to simplify aspects of the accounting for share-based payment transactions, including income tax impacts, classification on the statement of cash flows, and forfeitures. The ASU is effective for fiscal years and interim periods within those years beginning after December 15, 2016. The various amendments within the standard require different approaches to adoption, on a retrospective, modified retrospective or prospective basis. Early adoption is permitted. The Company is currently evaluating the potential impact of this standard as well as the as available transition methods.

In June 2016, the FASB issued ASU 2016-13, which provides for an impairment model that is based on expected losses rather than incurred losses. Under ASU 2016-13, an entity recognizes as an allowance its estimate of expected credit losses. ASU 2016-13 is effective for the Company beginning January 1, 2020, and we do not expect its adoption will have a significant effect on our consolidated financial statements.
In August 2016, the FASB issued ASU 2016-15, guidance which clarifies the treatment of several cash flow categories. In addition, the guidance clarifies that when cash receipts and cash payments have aspects of more than one class of cash flows and cannot be separated, classification will depend on the predominant source or use. This update is effective for annual periods beginning after December 15, 2017, and interim periods within those fiscal years, with early adoption permitted, including adoption in an interim period. The Company is currently evaluating the impact of the adoption of this guidance on its cash flows.

Except for rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws, FASB ASC is the sole source of authoritative GAAP literature applicable to the Company. The Company has reviewed the FASB accounting pronouncements and Accounting Standards Update ("ASU") interpretations that have effectiveness dates during the periods reported and in future periods.
In April 2014, the FASB issued ASU 2014-08, which amends the definition of a discontinued operation to include only those disposals of components of an entity that represent a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. This ASU should be applied prospectively and is effective for the Company for the 2015 annual and interim reporting periods. Early adoption is permitted for disposals that have not been reported in financial statements previously issued. The Company adopted this ASU January 1, 2015.
In May 2014, the FASB issued ASU 2014-09 guidance which requires revenue to be recognized in an amount that reflects the consideration expected to be received in exchange for those goods and services. The new standard requires the disclosure of sufficient quantitative and qualitative information for financial statement users to understand the nature, amount, timing and uncertainty of revenue and associated cash flows arising from contracts with customers. The new guidance does not affect the recognition of revenue from leases. In August 2015, the FASB delayed the effective date of the new revenue standard by one year. As a result, this new revenue standard is effective for annual reporting periods beginning after December 15, 2017, including interim periods within those reporting periods. Early application is permitted under the original effective date of fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The Company is currently evaluating the impact on the Company's financial position and results of operations and related disclosures.
In August 2014, the FASB issued ASU 2014-15, which provides guidance regarding an entity’s ability to continue as a going concern, which requires management to assess a company’s ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. Before this new standard, there was minimal guidance in GAAP specific to going concern. Under the new standard, disclosures are required when conditions give rise to substantial doubt about a company’s ability to continue as a going concern within one year from the financial statement issuance date. The guidance is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period, with early adoption permitted. The Company has not yet determined the impact, if any, that the adoption of this new standard will have on its consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03, which requires debt issuance costs to be presented as a direct reduction from the carrying amount of the debt liability, consistent with the presentation of debt discounts. The amortization of debt issuance costs will be reported as interest expense. The new standard is to be applied on a retrospective basis and reported as a change in an accounting principle. In August 2015, the FASB released clarifying guidance for debt issuance costs related to line-of-credit arrangements, which permits debt issuance costs to be presented as an asset, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. Debt issuance costs associated with a line of credit can be amortized ratably over the term of the line-of-credit arrangement. This standard is effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. Early adoption is permitted for financial statements that have not been previously issued. The Company has concluded that changes in its accounting required by this new guidance will not materially impact the Company's financial position or results of operations and related disclosures..

In September 2015, the FASB issued ASU 2015-16, which requires that an acquirer in a business combination recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. Under this guidance the acquirer recognizes, in the same period's financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. New disclosures are required to present separately on the face of the income statement or disclose in the notes the portion of the amount recognized in current-period earnings by line item that would have been recognized in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. This guidance is effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. At adoption, the new guidance is to be applied prospectively to adjustments to provisional amounts that occur after the effective date with earlier application permitted for financial statements that have not been issued. The Company is currently evaluating changes in its accounting required by this new standard and the impact to the Company's financial position and related disclosures.

In November 2015, the FASB issued ASU 2015 - 17 under the simplification and productivity initiative for presentation of deferred income tax liabilities and assets. This guidance simplifies the presentation of deferred income taxes such that deferred tax liabilities and assets are to be classified as noncurrent in a classified balance sheet. The update does not amend the current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount. This guidance is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is permitted as of the beginning of an interim or annual reporting period and may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Company has elected to early adopt, prospectively, the new guidance as of the balance sheet date. At December 31, 2015, the adoption resulted in a reclassification from current to noncurrent deferred tax assets of $6.2 million before consideration of the related valuation allowance. with the net amount presented as noncurrent deferred tax liability. The Company did not have any reclasses of the deferred tax liability amounts.Prior periods are not retrospectively adjusted under the prospective adoption.

In January 2016, the FASB issued ASU 2016-01 which provides revised accounting guidance related to the accounting for and reporting of financial instruments. This guidance significantly revises an entity’s accounting related to (i) the classification and measurement of investments in equity securities and (ii) the presentation of certain fair value changes for financial liabilities measured at fair value. It also amends certain disclosure requirements associated with the fair value of financial instruments. The ASU is effective for annual periods and interim periods within those annual periods beginning after December 15, 2017; earlier adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company's consolidated financial condition, results of operations or cash flows.

In February 2016, the FASB issued ASU 2016-02 as a comprehensive new leases standard that amends various aspects of existing guidance for leases and requires additional disclosures about leasing arrangements. It will require companies to recognize lease assets and lease liabilities by lessees for those leases classified as operating leases under previous guidance, ASC 840, Leases. ASU 2016-02 creates a new Topic, ASC 842, Leases. This new Topic retains a distinction between finance leases and operating leases. The classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous leases guidance. The ASU is effective for annual periods beginning after December 15, 2018, including interim periods within those fiscal years; earlier adoption is permitted. In the financial statements in which the ASU is first applied, leases shall be measured and recognized at the beginning of the earliest comparative period presented with an adjustment to equity. The Company is currently evaluating the impact of the adoption of this guidance on its consolidated financial condition, results of operations and cash flows.